Document and Entity Information	12 Months Ended
Sep. 30, 2021 shares
Entity Addresses [Line Items]
Entity Registrant Name	BRIGHT MINDS BIOSCIENCES INC.
Entity Central Index Key	0001827401
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-40997
Document Period End Date	Sep. 30, 2021
Entity Address, Address Line One	19 Vestry Street
Entity Address, City or Town	NY
Entity Address, State or Province	NY
Entity Incorporation, State or Country Code	Z4
Entity Address, Country	US
Entity Address, Postal Zip Code	10013
Title of 12(b) Security	Common Shares
Trading Symbol	DRUG
Security Exchange Name	NASDAQ
Amendment Flag	true
Amendment Description	Bright Minds Biosciences Inc. (the "Company") is filing this Amendment No. 1 to Form 20-F (the "Form 20-F/A") for the year ended September 30, 2021 to furnish Exhibit 101 to the Form 20-F, which provides certain items from our Form 20-F formatted in eXtensible Business Reporting Language ("XBRL"). In accordance with the policy of the Securities and Exchange Commission (the "Commission") stated in Release No. 33-9002, we are filing this Form 20-F/A within the 30-day period available to first-time XBRL filers following the filing of our Form 20-F, as filed with the Commission on December 29, 2021. Accordingly, this Form 20-F/A consists only of the facing page, this explanatory note, Item 18, Item 19, the signature page and Exhibit 101. No other changes have been made to the Form 20-F other than the furnishing of the exhibit described above. This Form 20-F/A does not reflect subsequent events occurring after the original date of the Form 20-F, or modify or update in any way disclosures made in the Form 20-F.
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	11,834,361
Document Accounting Standard	International Financial Reporting Standards
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Interactive Data Current	Yes
Document Transition Report	false
Document Shell Company Report	false
Entity Ex Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Ian McDonald
Entity Address, Address Line One	19 Vestry Street
Entity Address, City or Town	NY
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	647
Local Phone Number	407-2515
Contact Personnel Email Address	ian@brightmindsbio.com